Business Segment Data - Summary of Selected Business Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 179,841	$ 226,460	$ 245,493	$ 236,564	$ 204,621	$ 152,282	$ 153,515	$ 147,045	$ 122,181	$ 899,345	$ 575,023	$ 396,868
Adjusted EBITDA	173,186				123,796					647,733	394,856	287,992
Segment assets	4,574,222	4,593,547				2,829,161				4,593,547	2,829,161
Total cash expenditures for additions to long-lived assets	166,246				307,231					1,869,134	468,447	636,685
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	173,262				126,798					653,877	420,088	311,439
Operating Segments [Member] | MRD [Member]
Segment Reporting Information [Line Items]
Total revenues	87,023				87,736					363,126	201,886	104,072
Adjusted EBITDA	86,830				64,752					316,317	175,994	99,746
Segment assets	1,535,233	1,413,768				1,033,958				1,413,768	1,033,958
Total cash expenditures for additions to long-lived assets	88,566				75,258					487,001	254,724	188,903
Operating Segments [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Total revenues	92,818				116,885					536,219	373,137	293,165
Adjusted EBITDA	86,432				62,046					337,560	244,094	211,693
Segment assets	3,051,190	3,189,760				1,849,368				3,189,760	1,849,368
Total cash expenditures for additions to long-lived assets	77,680				231,973					1,382,133	213,723	447,782
Other, Adjustments & Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues												(369)
Adjusted EBITDA	(76)				$ (3,002)					(6,144)	(25,232)	$ (23,447)
Segment assets	$ (12,201)	$ (9,981)				$ (54,165)				$ (9,981)	$ (54,165)